SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Awards Outstanding
The number of share options and warrants outstanding under the Plan and the Founders’ Awards as of June 30, 2024 and 2023 were as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as of January 1, 2024	5,852,864	8.25
Granted	41,787	8.47
Forfeited	(194,593)	13.14
Exercised	(208,247)	3.52
Expired	(29,583)	14.27
Awards outstanding as of June 30, 2024	5,462,228	8.23
Awards exercisable as of June 30, 2024	884,503	8.51

Awards outstanding as of January 1, 2023	5,562,984	8.03
Granted	154,666	9.55
Forfeited	(6,042)	14.61
Exercised	(5,828)	3.52
Awards outstanding as of June 30, 2023	5,705,780	8.07
Awards exercisable as of June 30, 2023	641,301	7.39

Summary of Options Granted in Black Scholes Model
The options granted during the six months ended June 30, 2024 and June 30, 2023 were valued using the Black-Scholes model with the following assumptions:

	Six Months Ended June 30,
	2024	2023
Exercise price, USD	8.47	9.55
Share price, USD	8.47	9.55
Risk free interest rate	4.35%	3.78%
Estimated volatility	35%	45%
Expected option term, years	4.00	4.41
Dividend yield	0%	0%

Summary of the RSU activity
A summary of the RSU activity as of and for the six months ended June 30, 2024 is as follows:

	NUMBER OF SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE, USD
Outstanding as of January 1, 2024	—	—
Granted	605,370	9.39
Forfeited	(11,463)	9.26
Outstanding as of June 30, 2024	593,907	9.39

Summary of Share-based Payment Expense
Share-based Payment Expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Share options expense	591	808	981	1,611
RSU expense	653	—	1,100	—
Restricted shares expense	476	445	476	488
Share-based payment expense	1,720	1,253	2,557	2,099

Summary of Unrecognized Share-Based Payment Arrangements And Weighted Average Amortization Period

	As of June 30,
	2024	2023
Unrecognized share-based payment expense, USD
Equity classified share options (excluding Founder Awards)	1,370	2,644
Founders Awards	3,381	4,695
RSUs	4,446	—

Weighted average remaining amortization period, years
Equity classified share options (excluding Founder Awards)	1.7	2.5
Founders Awards	3.7	4.7
RSUs	2.1	n/a